Equity (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Oct. 26, 2023	May 19, 2023	May 17, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Line Item]
Total consideration		$ 21,736			$ 21,737
Goldenbridge [Member]
Equity [Line Item]
Share repurchase value			$ 30,000
Repurchased of ordinary shares			200,000
Ordinary shares price per share			$ 10
Class A Ordinary Shares [Member]
Equity [Line Item]
Sale of stock transaction				1,600,000	1,600,000	1,600,000
Ordinary shares, par value				$ 0.0001	$ 0.0001
Purchase price per share				$ 16.5
Class A Ordinary Shares [Member] | Institutional Investors [Member]
Equity [Line Item]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Treasury Stock [Member]
Equity [Line Item]
Share repurchase value			$ 2,000
Repurchased of ordinary shares					200,000
Private Placement [Member]
Equity [Line Item]
Additional paid-in capital		$ 21,736
Private Placement [Member] | Anji Zerun Private Equity Investment Partnership [Member]
Equity [Line Item]
Sale of stock transaction		2,173,657
Trans Asia Capital Management Ltd. (“Trans Asia”) [Member]
Equity [Line Item]
Share received				160,000
Institutional Investors Follow on Offering [Member]
Equity [Line Item]
Offering price	$ 21,000
Ordinary shares issued	2,567,238			2,969,000
Institutional Investors [Member]
Equity [Line Item]
Purchase price per share	$ 8.18